Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Intangible Assets And Goodwill [Abstract]
Movements of Goodwill
The movements in 2022 and 2021 were as follows:

£m
Cost
1 January 2021	10,807.3
Additions[1]	335.8
Disposals	(5.4)
Exchange adjustments	(146.7)
31 December 2021	10,991.0
Additions[1]	262.6
Disposals	—
Exchange adjustments	891.0
31 December 2022	12,144.6
Accumulated impairment losses and write-downs
1 January 2021	3,418.5
Impairment losses for the year	1.8
Exchange adjustments	(41.6)
31 December 2021	3,378.7
Impairment losses for the year	37.9
Exchange adjustments	274.6
31 December 2022	3,691.2
Net book value
31 December 2022	8,453.4
31 December 2021	7,612.3
1 January 2021	7,388.8
Note
[1]Additions represent goodwill arising on the acquisition of subsidiary undertakings including the effect of any revisions to fair value adjustments that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations. The effect of such revisions was not material in either year presented.

Movements of Other Intangible Assets
The movements in 2022 and 2021 were as follows:

	Brands with an indefinite useful life	Acquired intangibles	Other	Total
	£m	£m	£m	£m
Cost
1 January 2021	1,071.9	1,569.7	300.3	2,941.9
Additions	—	—	29.9	29.9
Disposals	—	(7.3)	(44.6)	(51.9)
New acquisitions	—	97.7	—	97.7
Other movements[1]	—	—	3.9	3.9
Exchange adjustments	(4.6)	(15.7)	(1.4)	(21.7)
31 December 2021	1,067.3	1,644.4	288.1	2,999.8
Additions	—	—	14.9	14.9
Disposals	—	(4.7)	(59.2)	(63.9)
New acquisitions	—	46.5	1.2	47.7
Other movements[1]	—	9.3	0.8	10.1
Exchange adjustments	98.7	131.6	34.7	265.0
31 December 2022	1,166.0	1,827.1	280.5	3,273.6
Amortisation and impairment
1 January 2021	12.8	1,329.2	210.6	1,552.6
Charge for the year	43.8	53.5	19.9	117.2
Impairment charges included within restructuring costs	—	—	10.1	10.1
Disposals	—	(3.5)	(24.5)	(28.0)
Other movements	—	—	(1.5)	(1.5)
Exchange adjustments	0.2	(8.2)	(2.1)	(10.1)
31 December 2021	56.8	1,371.0	212.5	1,640.3
Charge for the year	—	61.9	21.9	83.8
Intangible asset impairment	—	—	29.0	29.0
Disposals	—	(4.4)	(59.4)	(63.8)
Exchange adjustments	5.8	109.9	16.7	132.4
31 December 2022	62.6	1,538.4	220.7	1,821.7
Net book value
31 December 2022	1,103.4	288.7	59.8	1,451.9
31 December 2021	1,010.5	273.4	75.6	1,359.5
1 January 2021	1,059.1	240.5	89.7	1,389.3
Note
[1]Other movements in acquired intangibles include revisions to fair value adjustments arising on the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations.

Cash-generating Units with Significant Goodwill
Cash-generating units (CGUs) with significant goodwill and brands with an indefinite useful life as at 31 December are:

	Goodwill		Brands with an indefinite useful life
	2022	2021	2022	2021
	£m	£m	£m	£m
GroupM	3,178.3	2,982.5	—	—
Wunderman Thompson	1,210.8	997.3	442.0	405.1
Ogilvy	849.8	784.4	222.8	205.0
VMLY&R	776.0	675.6	207.6	189.8
Burson Cohn & Wolfe	646.0	585.7	140.5	128.4
AKQA Group	628.7	570.2	—	—
FGS Global	451.8	393.2	—	—
Landor Group	106.5	97.1	55.7	50.7
Other	605.5	526.3	34.8	31.5
	8,453.4	7,612.3	1,103.4	1,010.5